Share-based payments - Share Options Outstanding (Details)	6 Months Ended
	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 4.07	$ 3.32	$ 3.09	$ 0.05
Share options at June 30 (in shares) | shares	5,811,259	3,847,800	3,607,800	1,252,900
Weighted average fair value of options granted during the period (in USD per share) | $ / shares	$ 3.89
Weighted average remaining contractual life of outstanding share options	9 years 10 days
August 31, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 0.05
Share options at June 30 (in shares) | shares	46,000
October 1, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 0.05
Share options at June 30 (in shares) | shares	10,000
February 29, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 0.05
Share options at June 30 (in shares) | shares	6,000
September 30, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 0.05
Share options at June 30 (in shares) | shares	1,187,400
January 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 0.05
Share options at June 30 (in shares) | shares	5,000
February 28, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 0.05
Share options at June 30 (in shares) | shares	40,000
March 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 0.05
Share options at June 30 (in shares) | shares	60,000
April 30, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 4.8
Share options at June 30 (in shares) | shares	1,726,176
May 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 4.8
Share options at June 30 (in shares) | shares	428,600
June 30, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 11.66
Share options at June 30 (in shares) | shares	40,000
September 30, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 7.73
Share options at June 30 (in shares) | shares	160,000
September 30, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 4.8
Share options at June 30 (in shares) | shares	40,000
December 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 4.91
Share options at June 30 (in shares) | shares	40,000
January 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 4.83
Share options at June 30 (in shares) | shares	130,000
February 28, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 5.65
Share options at June 30 (in shares) | shares	1,610,483
March 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 4.71
Share options at June 30 (in shares) | shares	15,000
April 30, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 4.5
Share options at June 30 (in shares) | shares	110,000
May 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 5.84
Share options at June 30 (in shares) | shares	10,000
June 30, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 5.4
Share options at June 30 (in shares) | shares	146,600
June 30, 2022 Total [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options at June 30 (in shares) | shares	5,881,259